Assets held for sale and their related liabilities (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets held for sale Abstract [Abstract]
Assets held for sale		$ 104,140	$ 132,216
Liabilities held for sale Abstract [Abstract]
Liabilities related to assets held for sale		0	40,128
Surplus project materials [Member]
Assets held for sale Abstract [Abstract]
Assets held for sale	[1]	56,049	65,703
Other property, plant and equipment [member]
Assets held for sale Abstract [Abstract]
Assets held for sale	[2]	48,091	36,902
Oil fields [Member]
Assets held for sale Abstract [Abstract]
Assets held for sale	[3]	0	29,611
Liabilities held for sale Abstract [Abstract]
Liabilities related to assets held for sale	[3]	$ 0	$ 40,128

[1]	Mainly includes assets remaining from the expansion project of the oil pipeline for transport of extra heavy crude conducted by Oleoducto Central SA - Ocensa. In 2017, the Group sold part of these assets, generating a loss of COP$2,337 and expects to continue selling the remainder of these assets during 2018 depending on market conditions.
[2]	Includes buildings and land belonging to Ecopetrol and Andean Chemicals Ltd., the latter related to Louisiana Green Fuels (ethanol plant, water plant and harvesters). The Group recorded an impairment loss on these assets of COP$11,292 and continues with its plan to sell these assets depending on market conditions.
[3]	Corresponds mainly to the Sogamoso, Rio Zulia, Rio de Oro and Puerto Barco, Santana, Nancy Maxine Burdine and Valdivia Almagro oil fields, awarded through an auction in November 2016. During the second and third quarter of 2017, Ecopetrol obtained the approval of the assignment of rights of these areas by the ANH, with the transfer of the assets and the corresponding sale being formalized. These operations generated a net profit of COP $ 168,726. The liabilities associated with these assets corresponded to the dismantling and abandonment of the Group’s obligations.